Note 38 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
For the twelve months ended December 31, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	100,002	–	–	–	100,002
Inter-segmental revenue	–	23,214	(23,214)	–	–
Royalty	(5,007)	–	–	–	(5,007)
Production costs	(44,032)	(20,318)	20,639	–	(43,711)
Depreciation	(4,920)	(91)	424	(41)	(4,628)
Other income	4,751	14	–	–	4,765
Other expenses	(5,180)	(114)	–	(21)	(5,315)
Administrative expenses	(156)	(2,237)	10	(5,614)	(7,997)
Management fee	(2,492)	2,492	–	–	–
Cash-settled share-based expense	–	(114)	634	(1,933)	(1,413)
Net foreign exchange gain (loss)	4,618	132	(272)	(173)	4,305
Fair value loss on derivative assets	–	(164)	–	(102)	(266)
Net finance cost	(352)	47	–	–	(305)
Dividends (paid) received	(2,198)	(1,355)	–	3,553	–
Profit before tax	45,034	1,506	(1,779)	(4,331)	40,430
Tax expense	(14,446)	(854)	380	(253)	(15,173)
Profit after tax	30,588	652	(1,399)	(4,584)	25,257
As at December 31, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	27,070	5,320	(194)	12,390	44,586
Non-Current (excluding intercompany)	133,568	716	(4,237)	3,287	133,334
Expenditure on property, plant and equipment (note 17)	26,391	151	(1,887)	123	24,778
Expenditure on evaluation and exploration assets (note 18)	98	–	–	2,961	3,059
Intercompany balances	17,482	6,752	(69,144)	44,910	–

Geographic segment liabilities:
Current (excluding intercompany)	(6,831)	(1,797)	–	(1,336)	(9,964)
Non-current (excluding intercompany)	(8,065)	–	264	(2,112)	(9,913)
Intercompany balances	–	(34,020)	69,144	(35,124)	–
For the twelve months ended December 31, 2019	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	75,826	–	–	–	75,826
Inter-segmental revenue	–	15,973	(15,194)	(779)	–
Royalty	(3,854)	–	–	–	(3,854)
Production costs	(36,278)	(13,740)	13,618	–	(36,400)
Depreciation	(4,645)	(90)	350	(49)	(4,434)
Other income	2,016	258	–	–	2,274
Other expenses	(498)	(168)	–	–	(666)
Administrative expenses	(126)	(1,736)	–	(3,775)	(5,637)
Management fee	(2,798)	2,798	–	–	–
Cash-settled share-based expense	(234)	(166)	–	(289)	(689)
Net foreign exchange gain	29,634	9	–	18	29,661
Profit with sale of subsidiary	–	–	–	5,409	5,409
Fair value loss on derivative assets	–	–	–	(601)	(601)
Net finance cost	(299)	57	–	44	(198)
Dividends received	–	–	–	–	–
Profit before tax	58,744	3,195	(1,226)	(22)	60,691
Tax expense	(9,529)	(825)	192	(128)	(10,290)
Profit after tax	49,215	2,370	(1,034)	(150)	50,401
As at December 31, 2019	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	21,608	3,383	(139)	4,987	29,839
Non-Current (excluding intercompany)	115,611	315	(2,456)	244	113,714
Expenditure on property, plant and equipment (note 17)	21,293	47	(1,165)	248	20,423
Expenditure on evaluation and exploration assets (note 18)	172	–	–	–	172
Intercompany balances	–	8,869	(52,783)	43,914	–

Geographic segment liabilities:
Current (excluding intercompany)	(7,177)	(1,546)	–	(1,156)	(9,879)
Non-current (excluding intercompany)	(9,085)	(17)	140	5	(8,957)
Intercompany balances	(2,441)	(32,558)	52,783	(17,784)	–